Revenue - Recognized revenue from the major sources (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 15, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue		$ 1,181	$ 1,045	$ 8,172	$ 4,099	$ 4,652	$ 4,633	$ 3,752
Contract liability		2,751		2,751		$ 3,484	$ 2,425	1,000
Software license agreement
Disaggregation of Revenue [Line Items]
Revenue from performance obligation in perpetuity one-time fee	$ 6,500
Software licensing
Disaggregation of Revenue [Line Items]
Revenue		2	0	6,713	0
Data processing services
Disaggregation of Revenue [Line Items]
Revenue		552	1,043	832	3,993
Contract liability								$ 334,000
Renewable energy storage systems
Disaggregation of Revenue [Line Items]
Revenue		$ 627	$ 2	$ 627	$ 106